Share Capital and Reserves (Details) $ / shares in Units, $ in Millions								12 Months Ended
	Aug. 23, 2023 EUR (€) shares	Jul. 31, 2023 shares	Jul. 07, 2023	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($) $ / shares shares	Aug. 11, 2022 EUR (€) shares	Aug. 02, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 $ / shares	Nov. 27, 2023 shares	Nov. 13, 2023 shares	Mar. 31, 2023 EUR (€) shares	Nov. 04, 2021 shares
Share Capital and Reserves [Line Items]
Depositary shares							691,171
Ordinary shares, per share (in Dollars per share) | $ / shares							$ 7.23
Share capital | $							$ 5.0
Depositary shares										1	1		10
Price per share (in Dollars per share) | $ / shares									$ 7.23
Gross proceeds (in Dollars) | $					$ 43.0
Commissions and offering expenses (in Dollars) | $					$ 3.4
Initial ]earnout payment term					3 years
Several occasion period			5 years
New shares		1,000
Description of shares outstanding								●a total of 2,060,000 subscription rights of the Company have been created, of which 1,851,750 subscription rights have been granted as of December 31, 2023, which entitles their holders (assuming all subscription rights are granted and exercised) to subscribe to a total of 1,637,773 new shares with voting rights (see Note 24 for further details). The remaining 208,250 subscription rights have not yet been granted and are currently still managed by the Company’s board of directors; ●under the loan and security agreement entered into by the Company and Innovatus Capital Partners in August 2022, Innovatus has the right to convert, prior to August 2, 2025, up to 15% of the outstanding principal amount of the loans (by means of a contribution in kind of the relevant payables due by the Company under the loans) into shares of the Company at a conversion price per share equal to $11.21 (see note 16 for further details).
Board of Directors [Member]
Share Capital and Reserves [Line Items]
New shares								250,000
Bottom of range [member]
Share Capital and Reserves [Line Items]
Share capital | €	€ 163,471,629.58					€ 118,662,067.69						€ 123,539,165.19
New ordinary shares						15,596,922
Issued and outstanding shares	27,038,093				16,288,093
Top of range [member]
Share Capital and Reserves [Line Items]
Share capital | €	€ 164,302,752.89					€ 123,539,165.19						€ 163,471,629.58
New ordinary shares						16,288,093
Issued and outstanding shares	27,288,093				27,038,093
Share Capital [Member]
Share Capital and Reserves [Line Items]
Depositary shares												10,750,000
Price per share (in Dollars per share) | $ / shares					$ 4
Aggregate amount (in Euro) | €				€ 163,471,629.58				€ 162,640,506.27